INVESTMENT IN MARKETABLE SECURITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Investment In Marketable Securities
SCHEDULE OF INVESTMENT IN MARKETABLE SECURITIES

	As of
	March 31, 2023	December 31,2022
Cost of investment	$16,687	$89,001
Transfer from non-marketable security	-	1,500
Unrealized holding gain (loss)	4,920	(73,519)
Exchange rate effect	(103)	(295)
Investment in marketable securities	$21,504	$16,687

	As of December 31,
	2022	2021
Cost of investment	$89,001	$577,035
Transfer from non-marketable security	1,500	-
Dividend income from Greenpro Capital Corp.	-	18,939
Unrealized holding loss	(73,519)	(505,231)
Exchange rate effect	(295)	(1,742)
Investment in marketable securities	$16,687	$89,001